UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended March 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       300 Crescent Court, Suite 1100, Dallas, TX  75201

13F File Number:    _________

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

  D. BLAIR BAKER                Dallas, Texas          May 10, 2001
  --------------------          -------------          -----------------
  D. Blair Baker

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           41
                                                  ---------
Form 13F Information Table Value Total:           $63,870    (in thousands)
                                                  ---------



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                               FORM 13F INFORMATION TABLE



                                                                                                        VOTING AUTHORITY
                      TITLE OF              VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER    -------------------------
NAME OF ISSUER         CLASS     CUSIP    (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED   NONE
--------------         -----   ---------   --------  ----------   ---  ----   --------  ---------     ----   -------  ----

ACTUATE CORP            COM    00508B102       191       20,000   SH           SOLE                    20,000
ADVANCED MICRO DEVICES  COM    007903107     1,539       58,000   SH           SOLE                    58,000
  INC
AFC ENTERPRISES INC     COM    00104Q107     1,080       56,100   SH           SOLE                    56,100
ALIGN TECHNOLOGY INC    COM    016255101       730      100,600   SH           SOLE                   100,600
APOLLO GROUP INC        CL A   037604105     2,297       70,000   SH           SOLE                    70,000
BISYS GROUP INC         COM    055472104     1,817       34,000   SH           SOLE                    34,000
CAREMARK RX INC         COM    141705103     5,086      390,000   SH           SOLE                   390,000
CATAPULT COMMUNICATIONS COM    149016107       660       25,900   SH           SOLE                    25,900
  CORP
CENDANT CORP            COM    151313103     2,159      148,000   SH           SOLE                   148,000
CENTEX CORP             COM    152312104     2,624       63,000   SH           SOLE                    63,000
COMVERSE TECHNOLOGY   SR DEB   205862AH8     2,621       30,000   SH           SOLE                    30,000
  INC                 CV 144A05
EFUNDS CORP             COM    28224R101     5,506      286,000   SH           SOLE                   286,000
ELECTRONICS FOR IMAGING COM    286082102     1,872       76,000   SH           SOLE                    76,000
  INC
F M C CORP            COM NEW  302491303     1,105       15,000   SH           SOLE                    15,000
GADZOOKS INC            COM    362553109     1,980       90,000   SH           SOLE                    90,000
GARMIN LTD              ORD    G37260109       954       48,000   SH           SOLE                    48,000
HCC INS HLDGS INC       COM    404132102     2,592       98,000   SH           SOLE                    98,000
HENRY JACK & ASSOC INC  COM    426281101     1,658       70,000   SH           SOLE                    70,000
INSIGHT ENTERPRISES INC COM    45765U103       851       40,300   SH           SOLE                    40,300
INTL GAME TECHNOLOGY    COM    459902102     5,539      110,000   SH           SOLE                   110,000
INTERNATIONAL RECTIFIER COM    460254105     1,661       41,000   SH           SOLE                    41,000
  CORP
MACROVISION CORP        COM    555904101     1,699       39,000   SH           SOLE                    39,000
MADDEN STEVEN LTD       COM    556269108       190       13,000   SH           SOLE                    13,000
MEDICINES CO            COM    584688105       409       36,800   SH           SOLE                    36,800
METRICOM INC            COM    591596101        27       13,000   SH           SOLE                    13,000
NASDAQ 100 TR           UNIT   631100104       783       20,000   SH           SOLE                    20,000
                        SER 1
NATIONAL COMM BANCORP   COM    635549101       744       30,000   SH           SOLE                    30,000
NVIDIA CORP             COM    67066G104       844       13,000   SH           SOLE                    13,000
PEREGRINE SYSTEMS INC   COM    71366Q101       195       10,000   SH           SOLE                    10,000
QUIKSILVER INC          COM    74838C106     2,257       85,000   SH           SOLE                    85,000
READ RITE               COM    755246105     1,028      124,000   SH           SOLE                   124,000
SEITEL INC            COM NEW  816074306     2,046      110,000   SH           SOLE                   110,000
SHAW GROUP INC          COM    820280105       934       20,000   SH           SOLE                    20,000
SHUFFLE MASTER INC      COM    825549108       756       30,000   SH           SOLE                    30,000
SKECHERS U S A INC      CLA    830566105     1,560       65,000   SH           SOLE                    65,000
360NETWORKS INC       SUB VTG  88575T205       286       80,400   SH           SOLE                    80,400
                        SHS
TOLL BROTHERS INC       COM    889478103     1,348       35,000   SH           SOLE                    35,000
UTI ENERGY CORP         COM    903387108       605       20,000   SH           SOLE                    20,000
VERISIGN INC            COM    92343E102     1,237       34,900   SH           SOLE                    34,900
WEST CORP               COM    952355105     2,300      102,800   SH           SOLE                   102,800
XYBERNAUT CORP          COM    984149104       100       50,182   SH           SOLE                    50,182

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